Note 16 - Financial Instruments with Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Financial Instrument Commitments [Table Text Block]
	2016	2015
Commitments to originate loans	$10,228	$5,995
Unfunded commitments under lines of credit	15,443	12,489

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year	Rental Amount
2017	$96
2018	72
2019	74
2020	72
2021	60
Thereafter	--
Total	$374